Hartford Schroders Emerging Markets Multi-Sector Bond Fund Expense Example - Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 538
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,285
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	2,720
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,527
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	2,202
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,879
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,545
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,512
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,409
Class SDR
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	$ 1,409